ADVANCE TO SUPPLIERS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ADVANCE TO SUPPLIERS [Text Block]

NOTE 5 - ADVANCE TO SUPPLIERS

	June 30, 2012	December 31, 2011
	(Unaudited)
Advance to suppliers	$74,340,164	$27,183,336

Advance to suppliers represents amounts prepaid for raw materials. The advances are applied against amounts due to the supplier as the materials are received.

NOTE 4 – ADVANCE TO SUPPLIERS

	As of December 31,
	2011	2010
Advance to suppliers	$27,183,336	$36,690,325

Advance to suppliers represents amounts prepaid for raw materials. The advances are applied against amounts due to the supplier as the materials are received.